Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Cash and cash equivalent
Total Current Asset
Investment
Property
Intangible Assets
Total Assets
Liabilities and Shareholders' equity
Total Liabilities
Shareholders' Equity
Common shares 25,000,000 outstanding with par value $0.0001	2,500	2,500
Profits (Deficit) accumulated	(2,500)	(2,500)
Total Shareholders' Equity
Total Liabilities and Shareholders' Equity	$ 2,500	$ 2,500